DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Cost of sales	$ 31,539	$ 20,276	$ 6,021
Compensation	2,530	1,568	1,346
Property taxes, sales taxes and other	65	32	19
Total	$ 34,134	$ 21,876	$ 7,386